Acquisition of Businesses Acquisition - Pro Forma Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net income (loss) attributable to Holdings	$ (7,179)	$ 4,726	$ (908)	$ (2,341)	$ 46,002	$ 7,706	$ (4,112)	$ (21,605)	$ (5,702)	$ 27,991	$ 54,685
5.11 Tactical and Manitoba Harvest [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net revenues									1,397,148	1,328,109
Gross profit									480,260	454,698
Operating income									59,758	60,575
Net income (loss) from continuing operations									(20,497)	29,865
Net income (loss) attributable to Holdings									$ (25,714)	$ 21,620
Basic and fully diluted net income (loss) per share attributable to Holdings									$ (0.75)	$ (0.50)